TAXES ON INCOME	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
TAXES ON INCOME	TAXES ON INCOME
a.Israeli taxation:
1.Corporate tax:
Commencing 2012, NiCE and its Israeli subsidiary elected the Preferred Enterprise regime to apply under the Law for the Encouragement of Capital Investments (the "Investment Law"). The election is irrevocable.
In December 2016, the Israeli Knesset passed a number of changes to the Investments Law regimes. These changes came into law in May 2017, effective beginning January 1, 2017, upon the passing into law of Regulations promulgated by the Finance Ministry to implement the "Nexus Principles" based on OECD guidelines published as part of the Base Erosion and Profit Shifting (BEPS) project. Such Regulations provide rules for implementation of the Special Preferred Technology Enterprise tax regime.
The Company believes it qualifies as a Special Preferred Technology Enterprise and accordingly is eligible for a tax rate of 6% on its Special qualifying Preferred Technology income, as defined in such regulations, beginning from tax year 2017 and onwards. The Company expects that it will continue to qualify as a Special Preferred Technology Enterprise in subsequent tax years.
Income not eligible for Preferred Enterprise or Preferred Technology Enterprise or Special Preferred Technology Enterprise benefits is taxed at the regular corporate tax rate, which was 23% in 2025, 2024 and 2023.
2.Foreign Exchange Regulations:
Under the Foreign Exchange Regulations, NiCE and its Israeli subsidiary calculate their tax liability in U.S. Dollars according to certain orders. The tax liability, as calculated in U.S. Dollars, is translated into NIS according to the exchange rate as of December 31st of each year.
3.Tax benefits under the Israeli Law for the Encouragement of Industry (Taxation), 1969:
NiCE and its Israeli subsidiary believe they each currently qualify as an "Industrial Company" as defined by the Investment Law and, as such, are entitled to certain tax benefits including deduction of public offering expenses in three equal annual installments and amortization of cost of purchased know-how and patents for tax purposes over eight years.
b.Income taxes on non-Israeli subsidiaries:
Non-Israeli subsidiaries are taxed according to the tax laws in their respective country of residence. The Company's consolidated tax rate depends on the geographical mix of where its profits are earned. In 2025, the Company's U.S. subsidiaries are subject to combined federal and state income taxes of approximately 25.26% and its subsidiaries in the U.K. and India are subject to corporation tax at a rate of approximately 25.00% and 25.17%, respectively. Neither Israeli income taxes, foreign withholding taxes nor deferred income taxes were provided in relation to undistributed earnings of the Company's foreign subsidiaries. This is because the Company has the intent and ability to reinvest these earnings indefinitely in the foreign subsidiaries and therefore those earnings are continually redeployed in those jurisdictions. As of December 31, 2025, the amount of undistributed earnings of non-Israeli subsidiaries, which is considered indefinitely reinvested, was $1,665 with a corresponding unrecognized deferred tax liability of $230. If these earnings were distributed to Israel in the form of dividends or otherwise, the Company would be subject to additional Israeli income taxes, subject to an adjustment for foreign tax credits, and foreign withholding taxes.
c.Net operating loss carryforward:
As of December 31, 2025, the Company and certain of its subsidiaries had tax loss carry-forwards totaling in aggregate approximately $237,607, which can be carried forward and offset against taxable income. Approximately $168,852 of these carry-forward tax losses have no expiration date, with the balance expiring between the years 2026 and 2041.
Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.
d.Deferred tax assets and liabilities:
Deferred taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts recorded for tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows :

	December 31,
	2025	2024
Deferred tax assets:
Net operating losses carryforward and tax credits	$67,096	$50,090
Acquired intangibles (*)	13,172	9,256
Operating leases liabilities	15,985	21,124
Share based payments	36,462	39,784
Research and development costs	135,522	154,024
Reserves, allowances and other	49,816	51,788
Deferred tax assets before valuation allowance	318,053	326,066
Valuation allowance	(9,722)	(11,401)
Deferred tax assets	308,331	314,665

Deferred tax liabilities:
Acquired intangibles	(157,533)	(1,638)
Operating lease right-of-use assets	(13,536)	(17,381)
Internal use software and other fixed assets	(18,991)	(45,070)
Prepaid compensation expenses	(29,367)	(28,160)
Other	(684)	(5,149)
Deferred tax liabilities	(220,111)	(97,398)

Deferred tax assets, net	$88,220	$217,267

(*) During the years ended December 31, 2025 and 2024, the Company completed intra-entity transfers of certain intangible assets to a different tax jurisdiction. As a result of the transfers, the Company utilized net operating losses carried forward and incurred a tax expense on the resulting capital gains.

	December 31,
	2025	2024
Deferred tax assets	$198,213	$219,232
Deferred tax liabilities	(109,993)	(1,965)
Deferred tax assets, net	$88,220	$217,267
The Company has provided valuation allowances in respect of certain deferred tax assets resulting from tax loss carry forwards and other reserves and allowances due to uncertainty concerning their realization.
e.A reconciliation of the Company's effective tax rate to the statutory tax rate in Israel is as follows:

	Year Ended December 31,
	2025		2024		2023
	Amount	Percent	Amount	Percent	Amount	Percent
Statutory tax rate	161,931	23%	139,110	23%	105,271	23%
Preferred Tax Benefit Regimes (*)	(59,236)	(8)%	(10,975)	(2)%	(25,505)	(6)%
Foreign tax effects
United Kingdom
Statutory tax rate difference between United Kingdom and Israel	725	—%	7,089	1%	—	—%
Changes in valuation allowance	(1,678)	—%	(8,417)	(1)%	7,249	2%
Other	5,842	1%	(4,154)	(1)%	4,560	1%
United States
Statutory tax rate difference between United State and Israel	(5,994)	(1)%	(6,980)	(1)%	(4,412)	(1)%
State income taxes, Net of Federal Income Tax Effect	902	—%	35,448	6%	(1,354)	—%
Share-based payment awards	13,910	2%	10,703	2%	21,090	5%
Capital Gain on Sales of IP	28,938	4%
Foreign-derived intangible income	(7,195)	(1)%	(10,925)	(2)%	(5,866)	(1)%
Research and Development tax credits	(7,035)	(1)%	(8,974)	(1)%	(6,797)	(1)%
Other	(9,712)	(1)%	(3,777)	(1)%	(15,121)	(3)%

India	—	—%	—	—%	4,075	1%
Other foreign jurisdictions	(1,603)	—%	(2,673)	—%	4,266	1%

Nontaxable or Nondeductible Items
Share-based payment awards	—	—%	—	—%	4,854	1%
Other Nontaxable or Nondeductible Items	(5,640)	(1)%	(1,396)	—%	4,525	1%

Changes in Unrecognized Tax Benefits	(17,228)	(2)%	22,557	4%	26,181	6%

Other Adjustments	(5,012)	(1)%	5,602	1%	(3,617)	(1)%

Total income tax expenses	$91,916	13%	$162,238	27%	$119,399	26%
(*) The effect of the benefit resulting from the "Preferred Enterprise/Preferred Technology Enterprise benefits " status on net earnings per ordinary share is as follows:

	Year Ended December 31,
	2025	2024	2023
Basic	$0.32	$1.27	$0.49
Diluted	$0.30	$1.23	$0.47
f.Income before taxes on income is comprised as follows:

	Year Ended December 31,
	2025	2024	2023
Domestic	$363,941	$178,691	$195,203
Foreign	340,076	426,135	262,497
	$704,017	$604,826	$457,700

g.Taxes on income (tax benefit) are comprised as follows:

	Year Ended December 31,
	2025	2024	2023
Current	$81,476	$202,178	$182,789
Deferred	10,440	(39,940)	(63,390)

	91,916	162,238	119,399

Domestic	(9,289)	58,711	51,334
Foreign	101,205	103,527	68,065

	$91,916	$162,238	$119,399
Of which:

	Year Ended December 31,
	2025	2024	2023
Domestic taxes:
Current	$(6,109)	$44,659	$50,414
Deferred	(3,180)	14,052	920

	(9,289)	58,711	51,334
Foreign taxes:
Current	87,585	157,519	132,375
Deferred	13,620	(53,992)	(64,310)

	101,205	103,527	68,065

Taxes on income	$91,916	$162,238	$119,399

h.Uncertain tax positions:
A reconciliation of the beginning and ending balances of the total amounts of uncertain tax position is as follows:

	December 31,
	2025	2024
Uncertain tax positions, beginning of year	$92,851	$90,124
Increases (decrease) in tax positions for prior years	8,147	(4,345)
Increases in tax positions for current year	14,715	9,743
Settlements	(41,652)	—
Expiry of the statute of limitations	(3,520)	(2,671)

Uncertain tax positions, end of year	$70,541	$92,851

The Company accrued $16,678 and $62,487 due to interest and penalties related to uncertain tax positions as of December 31, 2025 and 2024, respectively.

NiCE and its foreign affiliates in Hungary and in the United Kingdom (“Foreign Affiliates”) were undergoing routine Israeli income tax audits for the tax years 2011 through 2021. Following discussions with the Israel Tax Authority (“ITA”), on May 20, 2025, the parties entered into a settlement agreement relating to the tax years 2011-2021, pursuant to which the parties have agreed on an overall settlement for all issues under dispute.The settlement agreement was approved by the Israeli court on May 20, 2025.

In July 2025, the OBBBA was enacted into law. For fiscal year 2025, the primary impact of the OBBBA to the Company’s tax provision was the accelerated expensing of domestic R&D activities, which decreased the Company’s income eligible for FDII, reduced the Company’s deferred tax assets, and reduced the Company’s current income tax liability. Other OBBBA changes did not have a material impact on the Company’s financial statements.

As of December 31, 2025, U.S. federal income tax returns filed by the Company's U.S. subsidiaries for the tax years prior to 2021 are no longer subject to general audit. To the extent the Company or its subsidiaries generated net operating losses or tax credits in closed tax years, future use of the net operating loss or tax credit carry forward balance would be subject to examination within the relevant statute of limitations for the year in which it was utilized. The Company and its subsidiaries are still subject to other income tax audits for the tax years of 2019 through 2024.